23. Investments (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Beginning balance				$ 5,499
Investments				10
Restructuring, capital decrease and others				13
Results of equity-accounted investments		$ (211)	$ 120	(509)	$ 251
CTA				(839)
OCI				(603)
Dividends				(100)
Ending balance		3,471		3,471
Other investments [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Beginning balance				5
Investments
Restructuring, capital decrease and others
Results of equity-accounted investments
CTA				(1)
OCI
Dividends
Ending balance		4		4
Associates [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Beginning balance	[1]			4,302
Investments	[1]			5
Restructuring, capital decrease and others	[1]			17
Results of equity-accounted investments	[1]			(375)
CTA	[1]			(693)
OCI	[1]			(603)
Dividends	[1]			(32)
Ending balance	[1]	2,621		2,621
Joint ventures [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [line items]
Beginning balance				1,192
Investments				5
Restructuring, capital decrease and others				(4)
Results of equity-accounted investments				(134)
CTA				(145)
OCI
Dividends				(68)
Ending balance		$ 846		$ 846

[1]	It includes Petrobras Distribuidora and Braskem.